                                                      1933 Act File No. 33-29838
                                                      1940 Act File No. 811-5843

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.
                                -------                           ------

    Post-Effective Amendment No.   26  .....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.     24   .................................         X

                             CASH TRUST SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on July 29, 2005 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on
_________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2005

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PRIME CASH SERIES
TREASURY CASH SERIES
GOVERNMENT CASH SERIES
MUNICIPAL CASH SERIES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Funds' Fees and Expenses? 7

What are Each Fund's Investment Strategies? 14

What are the Principal Securities in Which Each Fund Invests? 15

What are the Specific Risks of Investing in Each Fund? 20

What Do Shares Cost? 22

How are the Funds Sold? 22

How to Purchase Shares 24

How to Redeem and Exchange Shares 26

Account and Share Information 30

Who Manages the Funds? 33

Legal Proceedings 33

Financial Information 35

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market mutual fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective
Prime Cash Series (Prime Fund)	To provide current income consistent with stability of principal and liquidity.
Treasury Cash Series (Treasury Fund)	To provide current income consistent with stability of principal and liquidity.
Government Cash Series (Government Fund)	To provide current income consistent with stability of principal and liquidity.
Municipal Cash Series (Municipal Fund)	To provide current income exempt from federal regular income tax consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Prime Fund

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The Prime Fund invests primarily in high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Treasury Fund

The Treasury Fund invests primarily in U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

Government Fund

The Government Fund invests primarily in U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Municipal Fund

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The Municipal Fund invests primarily in a portfolio of short-term, high-quality , tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 88%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.03% (quarter ended December 31, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 42%
5 Years	2. 11%
10 Years	3. 42%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 1. 22%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 79%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 30%
5 Years	 1. 91%
10 Years	3. 22%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 0. 98%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 84%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.01% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 34%
5 Years	 1. 98%
10 Years	3. 29%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 1. 18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 63%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.02% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 30%
5 Years	1. 33%
10 Years	2. 09%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 0. 96%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Funds' Fees and Expenses?

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Prime Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.22%
Total Annual Fund Operating Expenses	1.32%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.21% for the fiscal year ended May 31,2005.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Prime Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Prime Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Prime Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	134
3 Years	$	418
5 Years	$	723
10 Years	$	1,590

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Treasury Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee [4]	0.25%
Other Expenses [5]	0.28%
Total Annual Fund Operating Expenses	1.38%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.33%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.43% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended May 31, 2005.
5 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.28% for the fiscal year ended May 31, 2005.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Treasury Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	141
3 Years	$	437
5 Years	$	755
10 Years	$	1,657

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Government Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.22%
Total Annual Fund Operating Expenses	1.32%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.27%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2005.
3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived certain operating expenses of the Fund. These voluntary waivers can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.21% for the fiscal year ended May 31, 2005.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Government Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Government Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Fund's Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	134
3 Years	$	418
5 Years	$	723
10 Years	$	1,590

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Municipal Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.25%
Total Annual Fund Operating Expenses	1.35%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.30%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.24% for the fiscal year ended May 31, 2005.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Municipal Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Municipal Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Fund's Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	137
3 Years	$	428
5 Years	$	739
10 Years	$	1,624

What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND AND MUNICIPAL FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

TREASURY FUND

Because the Treasury Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Treasury securities.

GOVERNMENT FUND

Because the Government Fund refers to Government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Government securities.

MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields. The Adviser structures the portfolio by investing primarily in variable-rate demand instruments and municipal notes. Because the Municipal Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which Each Fund Invests?

The following is a listing of the principal securities in which each Fund invests.

PRIME FUND

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The Prime Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, municipal securities, bank instruments, asset-backed securities, agency securities, insurance contracts, foreign securities, repurchase agreements, and investing in securities of other investment companies. Certain of these fixed-income securities may be subject to credit enhancement.

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TREASURY FUND

The Treasury Fund invests primarily in fixed-income securities, including U.S. Treasury securities and repurchase agreements.

GOVERNMENT FUND

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The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

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MUNICIPAL FUND

The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable-rate demand instruments and municipal notes. Certain of these tax-exempt securities may be subject to credit enhancement.

The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in each Fund's Statement of Additional Information (SAI):

TAX-EXEMPT SECURITIES

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The Municipal Fund may principally invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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FIXED-INCOME SECURITIES

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The Prime Fund, Treasury Fund, and Government Fund may principally invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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U.S. Treasury Securities

The Government Fund and Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury Securities are direct obligations of the federal government of the United States.

Agency Securities

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The Government Fund and Prime Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities

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The Prime Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

The Prime Fund may principally invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

The Prime Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities

The Prime Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Bank Instruments

The Prime Fund may principally invest in bank instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

Asset-Backed Securities

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The Prime Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass -through certificates.

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Insurance Contracts

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The Prime fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements, and annuities. The Prime Fund treats these contracts as fixed-income securities.

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VARIABLE-RATE DEMAND INSTRUMENTS

The Municipal Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

The Municipal Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Certain fixed-income securities invested in by the Prime Fund and certain tax- exempt securities, which are a type of fixed-income security, invested in by the Municipal Fund may be subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Foreign Securities

The Prime Fund may principally invest in foreign securities. Foreign Securities are securities of issuers based outside the United States. The Prime Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in another country;
  the principal trading market for its securities is in an another country; or
  it (or is subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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Repurchase Agreements

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The Prime Fund, Treasury Fund, and Government Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risk.

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Investing in Securities of Other Investment Companies

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The Prime Fund may principally invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Investment Ratings

The securities in which the Prime Fund and Municipal Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in Each Fund?

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Each of the Funds is subject to interest rate risks and credit risks. In addition, the Prime Fund and Municipal Fund are subject to sector risks. The Municipal Fund is also subject to tax risks and the Prime Fund is also subject to risks of foreign investing.

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INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Prime Fund and Municipal Fund

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher- quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

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Prime Fund, Treasury Fund, and Government Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Prime Fund and Municipal Fund

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A substantial part of the Prime Fund's and Municipal Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Municipal Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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Municipal Fund

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed change in federal tax laws may cause the prices of tax-exempt securities to fall.

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RISKS OF FOREIGN INVESTING

Prime Fund

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1. 00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) for the Municipal Fund and 3:00 p.m. (Eastern time) for the Prime Fund, Treasury Fund, and Government Fund and as of the end of regular trading (normally 4:00 p.m. Eastern time) for each Fund each day the NYSE is open.

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The required minimum initial investment amount for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. For the Prime Fund, Treasury Fund, and Government Fund, the minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The Municipal Fund may not be suitable for retirement plans because it invests in tax-exempt securities.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Municipal Fund may not be a suitable investment for retirement plans because it invests in tax-exempt securities.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals . The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Funds have each adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Funds may each pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Funds may each pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to a Fund's shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by a Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of a Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or a Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Funds, or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with a Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by a Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call a Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or State Street Bank and Trust Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud a Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares of the Prime Fund, Treasury Fund or Government Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or these Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from a Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to a Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with a Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling a Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call before 3:00 p.m. (Eastern time) with respect to the Prime Fund, Treasury Fund and Government Fund, or noon (Eastern time) with respect to the Municipal Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call after 3:00 p.m. (Eastern time) with respect to the Prime Fund, Treasury Fund and Government Fund, or noon (Eastern time) with respect to the Municipal Fund, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

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You may redeem or exchange Shares by mailing a written request to a Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged; and
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Fund, Treasury Fund, or Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under a Fund's frequent trading policies. See "Account and Share Information--Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or a Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Funds declare any dividends daily and pay them monthly to shareholders. The Funds may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from a Fund, you will receive dividends on the last day of each month.

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The Funds do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See "Tax Information" below for information on the tax consequences of a Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts (other than retirement accounts for the Prime Fund, Treasury Fund, and Government Fund) may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Prime Fund, Treasury Fund, and Government Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Municipal Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of each Fund's investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for a Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to discourage frequent or short-term trading of a Fund's Shares. However, the Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if a Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund's top ten credit/obligor exposures or top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by effective maturity, type of security and credit quality tier.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. The Funds' annual and semi-annual reports, which contain complete listings of a Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of a Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Funds?

The Board of Directors (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board's review of the Funds' investment advisory contract is available in each Fund's Annual Report dated May 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders .

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

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's audited financial statements, are included in each Fund's Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

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Financial Highlights - Prime Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.007	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.007)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.08%	0.14%	0.69%	1.95%	5.34%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.11%	0.14%	0.70%	1.94%	5.18%
Expense waiver/reimbursement [2]	0.02%	0.03%	0.03%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,074,633	$4,334,861	$5,008,970	$5,621,516	$6,151,845

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

Financial Highlights - Treasury Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091		0.0004	0.0051	0.0159	0.0492
Net realized gain on investments	0.0000	[1]	0.0002	0.0006	0.0007	--
TOTAL FROM INVESTMENT OPERATIONS	0.0091		0.0006	0.0057	0.0166	0.0492
Less Distributions:
Distributions from net investment income	(0.0091)		(0.0004)	(0.0051)	(0.0159)	(0.0492)
Distributions from net realized gain on investments	(0.0000	) [1]	(0.0002)	(0.0006)	(0.0007)	--
TOTAL DISTRIBUTIONS	(0.0091)		(0.0006)	(0.0057)	(0.0166)	(0.0492)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.91%		0.06%	0.57%	1.67%	5.03%

Ratios to Average Net Assets:
Expenses	1.05%		1.01%	1.05%	1.03%	1.04%
Net investment income	0.87%		0.04%	0.54%	1.63%	4.91%
Expense waiver/reimbursement [3]	0.08%		0.09%	0.05%	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,537		$341,511	$491,107	$606,949	$977,293

1 Represents less than $0.0001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

Financial Highlights - Government Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0099	0.0006	0.0058	0.0174	0.0506
Less Distributions:
Distributions from net investment income	(0.0099)	(0.0006)	(0.0058)	(0.0174)	(0.0506)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.99%	0.06%	0.58%	1.75%	5.18%

Ratios to Average Net Assets:
Expenses	1.05%	1.04%	1.05%	1.05%	1.04%
Net investment income	1.08%	0.07%	0.59%	1.74%	4.96%
Expense waiver/reimbursement [2]	0.02%	0.07%	0.04%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$546,590	$444,087	$590,024	$663,299	$785,978

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

Financial Highlights - Municipal Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.001	0.005	0.012	0.032
Less Distributions:
Distributions from net investment income	(0.008)	(0.001)	(0.005)	(0.012)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.76%	0.13%	0.51%	1.20%	3.21%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	0.81%	0.13%	0.52%	1.16%	3.16%
Expense waiver/reimbursement [2]	0.04%	0.03%	0.07%	0.05%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,545	$353,473	$426,684	$538,236	$508,523

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) for each Fund dated July 31, 2005, is incorporated by reference into this prospectus. Additional information about a Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of a Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain a Fund's SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

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

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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

You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5843

Federated
World-Class Investment Manager

Cash Trust Series, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204
Cusip 147551303
Cusip 147551105
Cusip 147551402

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G00861-01 (7/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2005

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 11

Account and Share Information 15

Who Manages the Fund? 17

Legal Proceedings 18

Financial Information 19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share .

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The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 84%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.01% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 34%
5 Years	 1. 98%
10 Years	3. 29%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 1. 18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.22%
Total Annual Fund Operating Expenses	1.32%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.27%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2005.
3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived certain operating expenses of the Fund. These voluntary waivers can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.21% for the fiscal year ended May 31, 2005.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	 134
3 Years	$	 418
5 Years	$	 723
10 Years	$	1, 590

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to Government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Government investments.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest :

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals . The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration, and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number, and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency, or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by effective maturity range, credit quality tier and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately
133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor
(collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0099	0.0006	0.0058	0.0174	0.0506
Less Distributions:
Distributions from net investment income	(0.0099)	(0.0006)	(0.0058)	(0.0174)	(0.0506)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.99%	0.06%	0.58%	1.75%	5.18%

Ratios to Average Net Assets:
Expenses	1.05%	1.04%	1.05%	1.05%	1.04%
Net investment income	1.08%	0.07%	0.59%	1.74%	4.96%
Expense waiver/reimbursement [2]	0.02%	0.07%	0.04%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$546,590	$444,087	$590,024	$663,299	$785,978

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance, and distributions), are also available on Federated' s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5843

Federated
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

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9080103A (7/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

GOVERNMENT CASH SERIES
A Portfolio of Cash Trust Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

JULY 31, 2005

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for Government Cash Series (Fund),  dated
July 31, 2005.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Who Manages and Provides Services to
  the Fund?.............................10
How Does the Fund Measure Performance?..18

HOW IS THE FUND ORGANIZED?

The Fund is a diversified  portfolio of Cash Trust Series,  Inc.  (Corporation).
The  Corporation  is  an  open-end,   management  investment  company  that  was
established under the laws of the Commonwealth of Massachusetts on May 16, 1989.
It was reorganized  under the laws of the State of Maryland on February 1, 1993.
The Corporation may offer separate  series of shares  representing  interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund may invest:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States.  U.S.  Treasury  securities are generally  regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other  benefits.  For  example,  the U.S.  Treasury  is  authorized  to purchase  specified  amounts of securities  issued by (or  otherwise  make funds available  to) the Federal  Home Loan Bank System,  Federal  Home Loan  Mortgage
Corporation,  Federal  National  Mortgage  Association,  Student Loan  Marketing
Association,  and Tennessee Valley Authority in support of such  obligations.  A few GSE  securities  have no explicit  financial  support,  but are  regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding  Corporation.  Investors  regard agency  securities as having low credit risks, but not as low as Treasury  securities.  The Fund treats  mortgage-backed securities  guaranteed by a GSE as if issued or guaranteed by a federal  agency.
Although such a guarantee  protects  against  credit  risks,  it does not reduce market and prepayment risks.

ZERO COUPON SECURITIES
Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a "coupon  payment").  Investors buy zero coupon  securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount paid at  maturity  represents  interest on the zero coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain  fixed income  securities  in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE-BACKED SECURITIES

Mortgage-backed  securities  represent  interests  in  pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed  securities  come in a  variety  of forms.  Many have  extremely
complicated  terms.  The  simplest  form  of   mortgage-backed   securities  are
pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a  result,  the  holders  assume  all the  prepayment  risks  of the  underlying mortgages.

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INVESTING IN  SECURITIES OF OTHER  INVESTMENT  COMPANIES The Fund may invest its assets in  securities  of other  investment  companies as an efficient  means of carrying out its  investment  policies and managing its uninvested  cash.  These other  investment  companies  are  managed  independently  of the Fund and incur additional expenses.  Therefore,  any such investment by the Fund may be subject to  duplicate  expenses.  However,  the Adviser  believes  that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund lending program is voluntary for both borrowing and lending Federated funds,  and an inter-fund  loan is only made if it benefits  each  participating
Federated fund.  Federated Investors,  Inc. (Federated)  administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation  of  the  program.  Any  inter-fund  loan  must  comply  with  certain conditions set out in the exemption,  which are designed to assure  fairness and protect all participating Federated funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending  Federated fund than  market-competitive  rates on overnight  repurchase agreements (Repo Rate) and more attractive to the borrowing  Federated fund than the  rate of  interest  that  would  be  charged  by an  unaffiliated  bank  for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate  imposed on  inter-fund  loans is the average of the Repo Rate and the Bank
Loan Rate.


Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend  portfolio  securities  to  borrowers  that the Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage

In order to secure its obligations in connection with special transactions,  the
Fund will  either  own the  underlying  assets or set aside  readily  marketable securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other  readily  marketable  assets to set  aside,  it cannot  trade
assets  used  to  secure  such  obligations   without  terminating  the  special
transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Prepayment Risks

Unlike traditional fixed income  securities,  which pay a fixed rate of interest
until  maturity  (when  the  entire   principal   amount  is  due)  payments  on
mortgage-backed  securities  include  both  interest  and a partial  payment  of principal.  Partial payment of principal may be comprised of scheduled principal payments  as  well  as  unscheduled  payments  from  the  voluntary  prepayment,
refinancing  or  foreclosure  of  the  underlying   loans.   These   unscheduled
prepayments of principal  create risks that can adversely  affect a fund holding mortgage-backed securities.

For  example,  when  interest  rates  decline,  the  values  of  mortgage-backed securities  generally rise.  However,  when interest rates decline,  unscheduled prepayments  can be  expected to  accelerate,  and the Fund would be required to reinvest  the  proceeds  of the  prepayments  at the lower  interest  rates then available.  Unscheduled  prepayments  would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely,  when interest rates rise, the values of mortgage-backed  securities generally  fall.  Since  rising  interest  rates  typically  result in decreased
prepayments,   this  could   lengthen  the  average  lives  of   mortgage-backed
securities,  and cause their value to decline more than traditional fixed income securities.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The  investment  objective  of the Fund is current  income  consistent  with the stability  of principal  and  liquidity.  This  investment  objective  cannot be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash,  cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government  securities;  and securities of other investment companies)
if as a result more than 5% of the value of its total  assets  would be invested in the  securities  of that  issuer,  or if it would  own  more  than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not  prevent  the Fund from  investing  in issuers  which  invest,  deal or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage,  pledge or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities.


Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately  after and as a result, the value of such securities would exceed,  in the aggregate,  10% of the Fund's net assets.


Investing in Restricted Securities

The Fund may  invest in  securities  subject  to  restrictions  on resale  under federal securities laws.

For purposes of the diversification restriction, the Fund considers certificates of deposit and demand and time  deposits  issued by a U.S.  branch of a domestic bank or savings  association having capital,  surplus,  and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such limitation.

REGULATORY COMPLIANCE
The  Fund  may  follow  non-fundamental   operational  policies  that  are  more
restrictive  than its fundamental  investment  limitations,  as set forth in the
prospectus  and  this  SAI,  in  order  to  comply  with   applicable  laws  and
regulations,  including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"),  which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these  operational  policies  to  reflect  changes  in the laws and  regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The  Board  has  decided  that the best  method  for  determining  the  value of
portfolio   instruments  is  amortized  cost.   Under  this  method,   portfolio
instruments are valued at the acquisition  cost as adjusted for  amortization of premium  or  accumulation  of  discount  rather  than at current  market  value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized  appreciation or  depreciation  of the portfolio.  In periods of declining  interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar  computation made by using a method of  valuation  based  upon  market  prices and  estimates.  In periods of rising interest rates, the opposite may be true.

The Fund's use of the  amortized  cost method of valuing  portfolio  instruments depends on its compliance with certain  conditions in the Rule.  Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share,  as computed for purposes of distribution  and  redemption,  at $1.00 per
Share,  taking into account current market  conditions and the Fund's investment objective.  The  procedures  include  monitoring  the  relationship  between the amortized  cost  value  per Share and the NAV per  Share  based  upon  available indications of market value. The Board will decide what, if any, steps should be taken if there is a  difference  of more than 0.5 of 1% between  the two values.
The Board will take any steps it considers  appropriate  (such as  redemption in kind or  shortening  the average  portfolio  maturity)  to minimize any material dilution  or other  unfair  results  arising  from  differences  between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12b-1 PLAN

As a  reimbursement-type  plan,  the  Rule  12b-1  Plan is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Plan is also designed to cover the cost of administrative  services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services,  recordkeeping  services and educational services, as well as the costs of implementing  and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment  professionals to perform activities covered by the Plan.  The Rule 12b-1 Plan is  expected  to benefit the Fund in a number of ways. For example,  it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio  management and Share  redemptions  and  possibly  helping  to  stabilize  or  reduce  other operating expenses.

The Fund reimburses the  Distributor  only for those payments made to investment professionals  up to the maximum Rule 12b-1 Plan fee. The  Distributor  may seek reimbursement in following years for any unreimbursed  expenses  permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore,  it may  take the  Distributor  a number  of  years to  recoup  these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor  may pay out of its own resources  amounts  (including  items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of,  companies  affiliated with the
Distributor  (including  the Adviser).  While NASD  regulations  limit the sales charges  that you may bear,  there are no limits with regard to the amounts that the  Distributor  may pay out of its own resources.  In addition to the payments which are  generally  described  herein  and in the  prospectus,  the  financial institution  also may receive  payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments,  the financial  institution may elevate the  prominence or profile of the Fund and/or other  Federated  funds within the financial  institution's  organization  by, for example,  placement on a list of preferred or recommended funds, and/or granting the Distributor  preferential or enhanced opportunities to promote the funds in various ways within the financial
institution's   organization.   You  can  ask  your  financial  institution  for
information about any payments it receives from the Distributor or the Federated funds and any services provided.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor may make additional payments to financial institutions.

Supplemental Payments

The Distributor may make supplemental payments to certain financial institutions that are  holders  or  dealers  of  record  for  accounts  in one or more of the
Federated  funds.  These  payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished by the financial institution.

Processing Support Payments

The Distributor may make payments to financial  institutions that sell Federated
fund  shares  to  help  offset  their  costs   associated  with  client  account
maintenance support,  statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket  charges on a per  transaction  basis;  payment of networking  fees;  and payment  for  ancillary  services  such as  setting  up funds  on the  financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor  may make payments to certain  financial  institutions  who sell
Federated fund shares through retirement plan programs. A financial  institution may perform  retirement plan program services itself or may arrange with a third party to perform  retirement plan program  services.  In addition to participant recordkeeping,  reporting,  or transaction  processing,  retirement plan program
services  may  include   services   rendered  to  a  plan  in  connection   with
fund/investment  selection and  monitoring;  employee  enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions

From time to time,  the  Distributor,  at its  expense,  may provide  additional compensation  to  financial  institutions  that sell or arrange  for the sale of
Shares.  Such  compensation  may  include  financial   assistance  to  financial
institutions  that  enable  the  Distributor  to  participate  in or  present at conferences  or  seminars,  sales or training  programs  for invited  employees, client and investor events and other financial institution-sponsored events.

The  Distributor  also  may  hold or  sponsor,  at its  expense,  sales  events, conferences  and  programs  for  employees  or  associated  persons of financial institutions  and may pay the travel and  lodging  expenses  of  attendees.  The
Distributor  also may  provide,  at its  expense,  meals  and  entertainment  in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not  prohibited by  applicable  laws,  regulations  or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director  elections and other matters submitted to shareholders for vote.

All Shares of the Corporation  have equal voting rights,  except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders  who own at least 10% of the  Corporation's  outstanding
Shares of all series entitled to vote.


As of July 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Clearing Corporation,  Glen Allen,
VA, owned  approximately  182,050,122  Shares (30.19%);  Davenport & Company
LLC, Richmond, VA, owned approximately  133,956,228 Shares (22.21%); Butler Wick
& Co. Inc., Youngstown,  OH, owned approximately  59,904,799 Shares (9.93%);
Bank of America,  Dallas,  TX, owned  approximately  54,195,415  Shares (8.98%);
Mesirow  Financial Inc.,  Chicago,  IL, owned  approximately  45,705,875  Shares
(7.57%),  and Stern  Agee  &  Leach,  Birmingham,  AL,  owned  approximately
30,829,649 Shares (5.11%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

First  Clearing  Corporation  is  organized  in the state of  Delaware  and is a subsidiary of Wachovia Corporation, organized in the state of North Carolina.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code (Code) applicable to regulated investment companies.  If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for
exercising  all  the   Corporation's   powers  except  those  reserved  for  the
shareholders.  The following tables give information about each Board member and the senior  officers of the Fund.  Where  required,  the tables  separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members)  and those who are not  (i.e.,  "Independent"  Board  members).  Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty  Avenue,  Pittsburgh,  PA. As of December 31, 2004, the Corporation
comprised  four  portfolios,  and the  Federated  Fund  Complex  consisted of 44 investment companies  (comprising 133 portfolios).  Unless otherwise noted, each
Officer is elected annually.  Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 1, 2005 the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

John F. Donahue*      Principal Occupations: Chairman         $0              $0
Birth Date: July      and Director or Trustee of the
28, 1924              Federated Fund Complex; Chairman
CHAIRMAN AND          and Director, Federated
DIRECTOR              Investors, Inc.
Began serving:
May 1989
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: Principal        $0              $0
Donahue*              Executive Officer and President
Birth Date: April     of the Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated Fund
DIRECTOR              Complex; President, Chief
Began serving: May    Executive Officer and Director,
1989                  Federated Investors, Inc.;
                      Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director      $488.19         $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
DIRECTOR              Oncologist and Internist,
Began serving: May    University of Pittsburgh Medical
1989                  Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

-------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

Thomas G. Bigley      Principal Occupation: Director       $537.02         $163,350
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Member of Executive
Began serving:        Committee, Children's Hospital
November 1994         of Pittsburgh; Director,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director      $537.02         $163,350
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Investment            Investment Properties
Properties            Corporation; Partner or Trustee
Corporation           in private real estate ventures
3838 North Tamiami    in Southwest Florida.
Trail
Suite 402             Previous Positions: President,
Naples, FL            Investment Properties
DIRECTOR              Corporation; Senior Vice
Began serving:        President, John R. Wood and
August 1991           Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director       $537.02         $163,350
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex.
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Member of the Audit
DIRECTOR              Committee, Michael Baker
Began serving:        Corporation (engineering and
February 1998         energy services worldwide).

                      Previous Position: Partner,
                      Anderson Worldwide SC.

John F. Cunningham    Principal Occupation: Director       $488.19         $148,500
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
DIRECTOR              Chairman, President and Chief
Began serving:        Executive Officer, Cunningham
January 1999          & Co., Inc. (strategic
                      business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director       $488.19         $148,500
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex.
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
Palm Beach, FL        of Overseers, Babson College.
DIRECTOR
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director      $537.02         $163,350
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
DIRECTOR
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director      $585.84         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Partner, Murray, Hogue &
Duquesne University   Lannis.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director     $488.19         $148,500
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR              Coordinator.
Began serving: May
1989                  Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director     $488.19         $148,500
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
DIRECTOR              heaters); President and
Began serving:        Director, Manufacturers
January 1999          Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
-------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with
Corporation                    Principal Occupation(s) and Previous Position(s)
Date Service Began

John W. McGonigle              Principal Occupations: Executive Vice President
Birth Date: October 26, 1938   and Secretary of the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT AND   Executive Vice President, Secretary and Director,
SECRETARY                      Federated Investors, Inc.
Began serving: May 1989
                               Previous Positions: Trustee, Federated Investment
                               Management Company and Federated Investment
                               Counseling; Director, Federated Global Investment
                               Management Corp., Federated Services Company and
                               Federated Securities Corp.

Richard J. Thomas              Principal Occupations: Principal Financial Officer
Birth Date: June 17, 1954      and Treasurer of the Federated Fund Complex;
TREASURER                      Senior Vice President, Federated Administrative
Began serving: November 1998   Services.

                               Previous Positions: Vice President, Federated
                               Administrative Services; held various management
                               positions within Funds Financial Services
                               Division of Federated Investors, Inc.

Richard B. Fisher              Principal Occupations: Vice Chairman or Vice
Birth Date: May 17, 1923       President of some of the Funds in the Federated
VICE CHAIRMAN                  Fund Complex; Vice Chairman, Federated Investors,
Began serving: August 2002     Inc.; Chairman, Federated Securities Corp.

                               Previous Positions: President and Director or
                               Trustee of some of the Funds in the Federated Fund
                               Complex; Executive Vice President, Federated
                               Investors, Inc. and Director and Chief Executive
                               Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15,      Principal Occupations:  Deborah A. Cunningham has
1959                           been the Fund's Portfolio Manager since January
CHIEF INVESTMENT OFFICER       1994. Ms. Cunningham was named Chief Investment
Began serving: May 2004        Officer of money market products in 2004. She
                               joined Federated in 1981 and has been a Senior
                               Portfolio Manager and a Senior Vice President of
                               the Fund's Adviser since 1997. Ms. Cunningham is a
                               Chartered Financial Analyst and received her
                               M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                 Principal Occupations:  Mary Jo Ochson was named
Birth Date: September 12,      Chief Investment Officer of tax-exempt fixed income
1953                           products in 2004 and is a Vice President of the
VICE PRESIDENT                 Corporation. She joined Federated in 1982 and has
Began serving: November 1998   been a Senior Portfolio Manager and a Senior Vice
                               President of the Fund's Adviser since 1996.  Ms.
                               Ochson is a Chartered Financial Analyst and
                               received her M.B.A. in Finance from the University
                               of Pittsburgh.

** Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                           Meetings
                                                                           Held
                              Committee Functions                          During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,           6
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the business
                              and conduct of the affairs of the Corporation in
                              such manner as the Executive Committee shall deem
                              to be in the best interests of the Corporation.
                              However, the Executive Committee cannot elect or
                              remove Board members, increase or decrease the
                              number of Directors, elect or remove any Officer,
                              declare dividends, issue shares or recommend to
                              shareholders any action requiring shareholder
                              approval.

Audit     Thomas G. Bigley    The purposes of the Audit Committee are          9
          John T. Conroy,     to oversee the accounting and financial
          Jr.                 reporting process of the Fund, the Fund`s
          Nicholas P.         internal control over financial
          Constantakis        reporting, and the quality, integrity and
          Charles F.          independent audit of the Fund`s financial
          Mansfield, Jr.      statements.  The Committee also oversees
                              or assists the Board with the oversight of
                              compliance with legal requirements relating to
                              those matters, approves the engagement and reviews
                              the qualifications, independence and performance
                              of the Fund's independent registered public
                              accounting firm, acts as a liaison between the
                              independent registered public accounting firm and
                              the Board and reviews the Fund`s internal audit
                              function.

NominatingThomas G. Bigley    The Nominating Committee, whose members          2
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of this
                              Statement of Additional Information. The
                              recommendation should include the name and address
                              of both the shareholder and the candidate and
                              detailed information concerning the candidate's
                              qualifications and experience. In identifying and
                              evaluating candidates for consideration, the
                              Committee shall consider such factors as it deems
                              appropriate. Those factors will ordinarily
                              include: integrity, intelligence, collegiality,
                              judgment, diversity, skill, business and other
                              experience, qualification as an "Independent
                              Director, the existence of material relationships
                              which may create the appearance of a lack of
                              independence, financial or accounting knowledge
                              and experience, and dedication and willingness to
                              devote the time and attention necessary to fulfill
                              Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------
                                                                       Aggregate
                                                                 Dollar Range of
                                           Dollar Range of       Shares Owned in
                                              Shares Owned             Federated
                                                   in Fund             Family of
Interested                                                            Investment
Board Member Name                                                      Companies
John F. Donahue                                       None         Over $100,000
J. Christopher Donahue                                None         Over $100,000
Lawrence D. Ellis, M.D.                  $1.00 - $10,00.00         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                      None         Over $100,000
John T. Conroy, Jr.                                   None         Over $100,000
Nicholas P. Constantakis                              None         Over $100,000
John F. Cunningham                                    None         Over $100,000
Peter E. Madden                                       None         Over $100,000
Charles F. Mansfield, Jr.                             None         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                     None         Over $100,000
Marjorie P. Smuts                                     None         Over $100,000
John S. Walsh                                         None         Over $100,000

INVESTMENT ADVISER
-------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the  Corporation or any Fund  shareholder for any  losses  that may be  sustained  in the  purchase,  holding,  or sale of any security  or for  anything  done or  omitted  by it,  except  acts or  omissions
involving  willful  misfeasance,   bad  faith,  gross  negligence,  or  reckless
disregard of the duties imposed upon it by its contract with the Corporation.

Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these  people to trade in  securities,  including  those that the Fund could  buy,  as well as  Shares  of the  Fund,  they  also  contain  significant safeguards designed to protect the Fund and its shareholders from abuses in this area,  such as  requirements  to  obtain  prior  approval  for,  and to  report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through  Federated's  website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION

Information  concerning  the  Fund's  portfolio  holdings  is  available  in the
"Products" section of Federated's website at FederatedInvestors.com.  A complete listing of the Fund's  portfolio  holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains  posted until  replaced by the  information  for the  succeeding  month.
Summary  portfolio  composition  information  as of the  close of each  month is posted on the website 15 days (or the next  business  day) after  month-end  and remains until replaced by the information for the succeeding  month. The summary portfolio  composition  information  may include  percentage  breakdowns  of the portfolio by effective maturity range, credit quality tier and type of security.

To access this information from the "Products" section of the website,  click on
"Portfolio  Holdings" and select the  appropriate  link opposite the name of the
Fund, or select the name of the Fund from the menus on the  "Products"  section, and from the Fund's  page click on the  "Portfolio  Holdings"  or  "Composition"
link.  A user is  required  to  register  on the website the first time the user accesses this information.

You may also  access  from  the  "Products"  section  of the  website  portfolio information as of the end of the Funds' fiscal  quarters.  The Fund's annual and semiannual  reports,  which contain  complete  listings of the Fund's  portfolio holdings as of the end of the Fund's second and fourth fiscal  quarters,  may be accessed  by  selecting  the name of the Fund,  clicking  on  "Prospectuses  and
Regulatory  Reports" and selecting  the link to the  appropriate  PDF.  Complete listings of the Fund's portfolio  holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products"  section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter  information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The  disclosure  policy of the Fund and the Adviser  prohibits the disclosure of portfolio holdings  information to any investor or intermediary  before the same information  is made available to other  investors.  Employees of the Adviser or its  affiliates who have access to nonpublic  information  concerning the Fund's portfolio  holdings are prohibited from trading  securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide  administrative,  custody,  financial,  accounting,  legal or other  services  to the  Fund  may  receive  nonpublic  information  about  Fund portfolio  holdings for purposes  relating to their services.  The Fund may also provide  portfolio  holdings  information  to  publications  that rate,  rank or otherwise  categorize  investment  companies.  Traders or portfolio managers may provide  "interest" lists to facilitate  portfolio  trading if the list reflects only that subset of the portfolio  for which the trader or portfolio  manager is seeking market  interest.  A list of service  providers,  publications and other third parties who may receive nonpublic  portfolio holdings  information appears in the Appendix to this SAI.

The furnishing of nonpublic  portfolio  holdings  information to any third party
(other than authorized  governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance  Officer of
the Fund.  The  President of the Adviser and the Chief  Compliance  Officer will approve the furnishing of nonpublic  portfolio  holdings  information to a third party only if they consider the furnishing of such information to be in the best interests  of the Fund and its  shareholders.  In that  regard,  and to  address possible  conflicts  between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund,  the  Adviser,  any  affiliate of the Adviser or any of their  employees  in  connection  with  the  disclosure  of  portfolio  holdings information.  Before  information  is  furnished,  the third  party  must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished  and will not use it in  connection  with the trading of any  security.  Persons  approved to receive nonpublic  portfolio holdings  information will receive it as often as necessary for the purpose for which it is provided.  Such  information may be furnished as frequently  as  daily  and  often  with  no time  lag  between  the  date of the information  and the  date it is  furnished.  The  Board  receives  and  reviews annually  a  list  of the  persons  who  receive  nonpublic  portfolio  holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be  obtained  elsewhere.  The Adviser  makes  decisions  on  portfolio transactions  and selects  brokers  and dealers  subject to review by the Fund's
Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                    Average Aggregate Daily
    Maximum Administrative Fee                Net Assets of the Federated Funds
           0.150                                of 1% on the first $5 billion
           0.125                                of 1% on the next $5 billion
           0.100                                of 1% on the next $10 billion
           0.075                                of 1% on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio.  FAS may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State  Street Bank and Trust  Company,  the Fund's  registered  transfer  agent, maintains all necessary shareholder records.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The  independent  registered  public  accounting  firm for the Fund conducts its audits  in  accordance  with the  standards  of the  Public  Company  Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide  reasonable  assurance about whether the Fund's financial  statements and financial highlights are free of material misstatement.

Ernst  &  Young  LLP has been  appointed  by the  Board  as the  independent registered public  accounting firm to audit the Fund's financial  statements for the  year  ending  May 31,  2006.  Deloitte  &  Touche  LLP  was the  Fund's
independent registered public accounting firm for the year ended May 31, 2005.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31         2005                2004                2003
Advisory Fee Earned           $1,863,638          $2,644,124          $3,509,173
Advisory Fee Reduction          $48,166            $287,165            $271,319
Administrative Fee             $284,019            $400,567            $527,780
12b-1 Fee                      $371,670               --                  --
Shareholder Services Fee       $927,308               --                  --

-------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year,  five-year and ten-year  periods ended
May 31, 2005.

Yield and Effective Yield are given for the 7-day period ended May 31, 2005.

                       7-Day Period       1 Year          5 Years        10 Years
Total Return               N/A             0.99%           1.70%          3.14%
Yield                     2.03%             N/A             N/A            N/A
Effective Yield           2.05%             N/A             N/A            N/A

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-------------------------------------------------------------------------

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The  yield of  Shares  is based  upon the  seven  days  ending on the day of the calculation,  called the "base period." This yield is calculated by: determining the net  change in the value of a  hypothetical  account  with a balance  of one
Share at the beginning of the base period, with the net change excluding capital changes  but  including  the  value  of any  additional  Shares  purchased  with dividends  earned from the original one Share and all dividends  declared on the original and any  purchased  Shares;  dividing  the net change in the  account's value by the  value of the  account  at the  beginning  of the  base  period  to determine  the base period  return;  and  multiplying  the base period return by
365/7.  The  effective  yield is  calculated  by  compounding  the  unannualized base-period return by: adding one to the base-period return,  raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals  and  broker/dealers  charge  fees  in  connection  with  services provided in conjunction with an investment in Shares,  the Share  performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which
assumes  the   reinvestment   of  all  income   dividends   and  capital   gains
distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes  annualized yields of money market funds weekly.  iMoneyNet,  Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money,  a monthly  magazine,  regularly  ranks  money  market  funds in  various categories based on the latest available seven-day effective yield.

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WHO IS FEDERATED INVESTORS, INC.?

Federated and its  subsidiaries  are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is a firm with  independent  research,  product  breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients  through a disciplined  investment  process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As  of  December  31,  2004,   Federated   managed  34  equity  funds   totaling
approximately  $26.0  billion in assets across  growth,  value,  equity  income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31,  2004,  Federated  managed 31 taxable  bond funds  including:
high-yield, multi-sector,  mortgage-backed,  U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of  December  31,  2004,  Federated  managed  15  municipal  bond  funds with approximately  $3.4 billion in assets and 22  municipal  money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004,  Federated  managed  $110.6 billion in assets across 53 money  market  funds,  including 19  government,  11 prime,  22 municipal  and 1 euro-denominated with assets approximating $43.9 billion,  $42.1 billion,  $24.4 billion and $58.9 million.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Stephen F. Auth,  CFA,  for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed  Income;  and Deborah A.  Cunningham,  CFA,  for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2005 are incorporated  herein  by  reference  to the  Annual  Report to  Shareholders  of
Government Cash Series dated May 31, 2005.

ADDRESSES

GOVERNMENT CASH SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The  following  is a list of persons  other than the Adviser and its  affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
Deloitte & Touche LLP
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky, LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

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Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2005

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A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 12

Account and Share Information 15

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 63%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.02% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	 0. 30%
5 Years	 1. 33%
10 Years	 2. 09%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 0. 96%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.25%
Total Annual Fund Operating Expenses	1.35%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.30%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.24% for the fiscal year ended May 31, 2005.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 137
3 Years	$ 428
5 Years	$ 739
10 Years	$1, 624

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have a dollar- weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable-rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Because the Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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Variable-Rate Demand Instruments

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

INVESTMENT RATINGS

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

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What Do Shares Cost?


You can purchase or redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals , directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals . The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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

SERVICE FEES


The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.


Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by noon (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors ..com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures and effective average maturity, and percentage breakdowns of the portfolio by effective maturity, type of security and credit quality tier. To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.001	0.005	0.012	0.032
Less Distributions:
Distributions from net investment income	(0.008)	(0.001)	(0.005)	(0.012)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.76%	0.13%	0.51%	1.20%	3.21%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	0.81%	0.13%	0.52%	1.16%	3.16%
Expense waiver/reimbursement [2]	0.04%	0.03%	0.07%	0.05%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,545	$353,473	$426,684	$538,236	$508,523

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated' s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5843

Federated
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

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9080102A (7/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

MUNICIPAL CASH SERIES
A Portfolio of Cash Trust Series, Inc.
STATEMENT OF ADDITIONAL INFORMATION
JULY 31, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Municipal Cash Series (Fund), dated
July 31, 2005

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Who Manages and Provides Services to
  the Fund?.............................10
How Does the Fund Measure Performance?..20

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation).
The Corporation, an open-end, management investment company, was originally established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the state of Maryland on February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES
The principal securities in which the Fund invests are described in its prospectus. In pursuing its investment strategy, the Fund also may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest:

GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

CALLABLE SECURITIES

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

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MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or deemed by the Adviser to be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's
(S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1
or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories;
currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks
In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal.
  The Fund will invest its assets so that at least 80% of the income that the
Fund distributes will be exempt from federal regular income tax.
  This investment objective and policy cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
The Fund is a diversified company within the meaning of the Investment Company
Act of 1940 (1940 Act) and any rules, regulations or interpretations thereunder.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under federal securities laws.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12b-1 PLAN
As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.


As of July 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Clearing Corporation, Glen Allen,
VA, owned approximately 150,583,104 Shares (34.51%); BHC Securities Inc.,
Philadelphia, PA, owned approximately 43,205,465 Shares (9.90%); Stern Agee
& Leach, Birmingham, AL, owned approximately 38,865,604 Shares (8.90%); City
Securities Corporation, Indianapolis, IN, owned approximately 32,532,583 Shares
(7.45%); Scott & Stringfellow Inc., Richmond, VA, owned approximately
30,375,239 Shares (6.96%); Mesirow Financial Inc., Chicago, IL, owned approximately 30,000,675 Shares (6.87%); Pershing, Jersey City, NJ owned approximately 29,936,332 Shares (6.86%), and Davenport & Company LLC,
Richmond, VA, owned approximately 28,642,914 Shares (6.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

First Clearing Corporation is organized in the state of Delaware and is a subsidiary of Wachovia Corporation; organized in the state of North Carolina.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

                      Principal Occupations: Chairman         $0
John F. Donahue*      and Director or Trustee of the                         $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving: May
1989                  Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0
J. Christopher        Executive Officer and President                         $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving: May    Federated Investors, Inc.;
1989                  Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $482.67
Lawrence D. Ellis,    or Trustee of the Federated Fund                     $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving: May    Center.
1989
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

                      Principal Occupation: Director       $530.93         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $530.93         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
DIRECTOR              Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director       $530.93         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $482.67         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $482.67         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
                100 Royal Palm Way of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and Trust Company and State
                      Street Corporation (retired); Director, VISA USA and VISA
                      International; Chairman and Director, Massachusetts
                      Bankers Association; Director, Depository Trust
                      Corporation; Director, The Boston Stock Exchange.

                      Principal Occupations: Director      $530.93         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company
                      (now Ernst & Young LLP);
                      Chief Financial Officer of
                      Retail Banking Sector, Chase
                      Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking and
                      Finance, Frank G. Zarb
                      School of Business, Hofstra University.

                      Principal Occupations: Director      $579.20         $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $482.67         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving: May    Previous Positions: National
1989                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $482.67         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with
Corporation                     Principal Occupation(s) and Previous Position(s)
-----------------------------
Date Service Began
                                Principal Occupations: Executive Vice President
John W. McGonigle               and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938    Executive Vice President, Secretary and Director,
EXECUTIVE VICE PRESIDENT AND    Federated Investors, Inc.
SECRETARY
Began serving: May 1989         Previous Positions: Trustee, Federated Investment
                                Management Company and Federated Investment
                                Counseling; Director, Federated Global Investment
                                Management Corp., Federated Services Company and
                                Federated Securities Corp.

                                Principal Occupations: Principal Financial Officer
Richard J. Thomas               and Treasurer of the Federated Fund Complex;
Birth Date: June 17, 1954       Senior Vice President, Federated Administrative
TREASURER                       Services.
Began serving: November 1998
                                Previous Positions: Vice President, Federated
                                Administrative Services; held various management
                                positions within Funds Financial Services
                                Division of Federated Investors, Inc.

                                Principal Occupations: Vice Chairman or Vice
Richard B. Fisher               President of some of the Funds in the Federated
Birth Date: May 17, 1923        Fund Complex; Vice Chairman, Federated Investors,
VICE CHAIRMAN                   Inc.; Chairman, Federated Securities Corp.
Began serving: August 2002
                                Previous Positions: President and Director or
                                Trustee of some of the Funds in the Federated Fund
                                Complex; Executive Vice President, Federated
                                Investors, Inc. and Director and Chief Executive
                                Officer, Federated Securities Corp.

                                Principal Occupations:  Deborah A. Cunningham was
Deborah A. Cunningham           named Chief Investment Officer of money market
Birth Date: September 15,       products in 2004. She joined Federated in 1981 and
1959                            has been a Senior Portfolio Manager and a Senior
CHIEF INVESTMENT OFFICER        Vice President of the Fund's Adviser since 1997.
Began serving: May 2004         Ms. Cunningham is a Chartered Financial Analyst
                                and received her M.S.B.A. in Finance from Robert
                                Morris College.
                              -----------------------------------------------------

                                Principal Occupations:  Mary Jo Ochson has been
Mary Jo Ochson                  the Fund's Portfolio Manager since August 1989.
Birth Date: September 12,       Ms. Ochson was named Chief Investment Officer of
1953                            tax-exempt fixed income products in 2004 and is a
VICE PRESIDENT                  Vice President of the Corporation. She joined
Began serving: November 1998    Federated in 1982 and has been a Senior Portfolio
                                Manager and a Senior Vice President of the Fund's
                                Adviser since 1996.  Ms. Ochson is a Chartered
                                Financial Analyst and received her M.B.A. in
                                Finance from the University of Pittsburgh.
** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                           Held
Committee Members             Committee Functions                          During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          Six
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of the
                              Corporation in such manner as the Executive
                              Committee shall deem to be in the best interests
                              of the Corporation. However, the Executive
                              Committee cannot elect or remove Board members,
                              increase or decrease the number of Directors,
                              elect or remove any Officer, declare dividends,
                              issue shares or recommend to shareholders any
                              action requiring shareholder approval.

Audit                         The purposes of the Audit Committee are         Nine
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements relating to
                              those matters, approves the engagement and reviews
                              the qualifications, independence and performance
                              of the Fund`s independent auditors, acts as a
                              liaison between the independent auditors and the
                              Board and reviews the Fund`s internal audit
                              function.

Nominating                                                                    Two
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of this
                              Statement of Additional Information. The
                              recommendation should include the name and address
                              of both the shareholder and the candidate and
                              detailed information concerning the candidate's
                              qualifications and experience. In identifying and
                              evaluating candidates for consideration, the
                              Committee shall consider such factors as it deems
                              appropriate. Those factors will ordinarily
                              include: integrity, intelligence, collegiality,
                              judgment, diversity, skill, business and other
                              experience, qualification as an "Independent
                              Director," the existence of material relationships
                              which may create the appearance of a lack of
                              independence, financial or accounting knowledge
                              and experience, and dedication and willingness to
                              devote the time and attention necessary to fulfill
                              Board responsibilities.
                              ------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                       Aggregate
                                                                 Dollar Range of
                                          Dollar Range of       Shares Owned in
Interested                                   Shares Owned             Federated
Board Member Name                                in Funds             Family of
                                                                      Investment
                                                                       Companies
John F. Donahue                                      None         Over $100,000
J. Christopher Donahue                               None         Over $100,000
Lawrence D. Ellis, M.D.                $1.00 - $10,000.00         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                     None         Over $100,000
John T. Conroy, Jr.                                  None         Over $100,000
Nicholas P. Constantakis                             None         Over $100,000
John F. Cunningham                                   None         Over $100,000
Peter E. Madden                                      None         Over $100,000
Charles F. Mansfield, Jr.                            None         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                    None         Over $100,000
Marjorie P. Smuts                                    None         Over $100,000
John S. Walsh                                        None         Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures and effective average maturity, and percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality exposure.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov. The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                            Average Aggregate Daily
   Maximum Administrative Fee           Net Assets of the Federated Funds

0.150                                   of 1% on the first $5 billion
0.125                                   of 1% on the next $5 billion
0.100                                   of 1% on the next $10 billion
0.075                                   of 1% on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

FEES PAID BY THE FUND FOR SERVICES

--------------------------      2005                   2004                2003
For the Year Ended May 31
Advisory Fee Earned          $1,736,456             $2,053,921          $2,485,986
Advisory Fee Reduction        $129,674               $100,671            $312,181
Administrative Fee            $265,636               $311,209            $373,892
12b-1 Fee:                    $346,544                 ---                 ----
Shareholder Services Fee:     $868,224                 ---                  ---

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
May 31, 2005.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended May 31, 2005.

                         7-Day Period         1 Year        5 Years       10 Years
Total Return                  N/A             0.76%          1.16%          2.00%
Yield                        1.94%             N/A            N/A            N/A
Effective Yield              1.96%             N/A            N/A            N/A
Tax-Equivalent Yield         2.98%             N/A            N/A            N/A
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

             Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal            10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Joint Return:          $0 -   $14,601 -   $59,401 -  $119,951 -  $182,801 -      Over
                  $14,600     $59,400   ---------   ---------   ---------   ---------
                                         $119,950    $182,800    $326,450    $326,450
Single Return:         $0 -    $7,301 -   $29,701 -   $71,951 -  $150,151 -      Over
                ---------   ---------   ---------   ---------   ---------   ---------
                   $7,300     $29,700     $71,950    $150,150    $326,450    $326,450
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%               0.56%       0.59%       0.67%       0.69%       0.75%       0.77%
1.00%               1.11%       1.18%       1.33%       1.39%       1.49%       1.54%
1.50%               1.67%       1.76%       2.00%       2.08%       2.24%       2.31%
2.00%               2.22%       2.35%       2.67%       2.78%       2.99%       3.08%
2.50%               2.78%       2.94%       3.33%       3.47%       3.73%       3.85%
3.00%               3.33%       3.53%       4.00%       4.17%       4.48%       4.62%
3.50%               3.89%       4.12%       4.67%       4.86%       5.22%       5.38%
4.00%               4.44%       4.71%       5.33%       5.56%       5.97%       6.15%
4.50%               5.00%       5.29%       6.00%       6.25%       6.72%       6.92%
5.00%               5.56%       5.88%       6.67%       6.94%       7.46%       7.69%
5.50%               6.11%       6.47%       7.33%       7.64%       8.21%       8.46%
6.00%               6.67%       7.06%       8.00%       8.33%       8.96%       9.23%
6.50%               7.22%       7.65%       8.67%       9.03%       9.70%      10.00%
7.00%               7.78%       8.24%       9.33%       9.72%      10.45%      10.77%
7.50%               8.33%       8.82%      10.00%      10.42%      11.19%      11.54%
8.00%               8.89%       9.41%      10.67%      11.11%      11.94%      12.31%
8.50%               9.44%      10.00%      11.33%      11.81%      12.69%      13.08%
9.00%              10.00%      10.59%      12.00%      12.50%      13.43%      13.85%
9.50%              10.56%      11.18%      12.67%      13.19%      14.18%      14.62%
10.00%             11.11%      11.76%      13.33%      13.89%      14.93%      15.38%
10.50%             11.67%      12.35%      14.00%      14.58%      15.67%      16.15%
11.00%             12.22%      12.94%      14.67%      15.28%      16.42%      16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------------------


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of
Municipal Cash Series dated May 31, 2005.


INVESTMENT RATINGS

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES


MUNICIPAL CASH SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank & Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
Deloitte & Touche LLP
Ernst & Young LLP

LEGAL COUNSEL
ReedSmith LLP
Dickstein Shapiro & Moran, LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute


Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS


July 31, 2005


A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem and Exchange Shares 13

Account and Share Information 17

Who Manages the Fund? 19

Legal Proceedings 20

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 88%.


Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.03% (quarter ended December 31, 2003).

Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.


Calendar Period	Fund
1 Year	 0. 42%
5 Years	 2. 11%
10 Years	 3. 42%

The Fund's 7-Day Net Yield as of December 31, 2004 was 1. 22%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.22%
Total Annual Fund Operating Expenses	1.32%

1 The percentages shown are based on expenses for the entire year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.21% for the fiscal year ended May 31,2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$134
3 Years	$418
5 Years	$723
10 Years	$1,590

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidiaries, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risk normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker dealers, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged; and
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL OR EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming Shares or exchange represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency, or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual shareholder report dated May 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.007	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.007)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.08%	0.14%	0.69%	1.95%	5.34%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.11%	0.14%	0.70%	1.94%	5.18%
Expense waiver/reimbursement [2]	0.02%	0.03%	0.03%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,074,633	$4,334,861	$5,008,970	$5,621,516	$6,151,845

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated May 31, 2005, which can be obtained free of charge.

Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

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A Statement of Additional Information (SAI) dated July 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance, and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5843

Federated
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

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9080101A (7/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

PRIME CASH SERIES
A Portfolio of Cash Trust Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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JULY 31, 2005

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This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Prime Cash Series (Fund), dated July
31, 2005.

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This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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Who Manages and Provides Services to
  the Fund?..............................9
How Does the Fund Measure Performance?..19

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The
Corporation, an open-end, management investment company, was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on
May 16, 1989. It was reorganized under the laws of the state of Maryland on February
1, 1993. The

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Corporation may offer separate series of shares representing interests in separate portfolios of securities.

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The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. The Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities may have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least
      50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the
Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS
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Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS
A nationally recognized statistical rating organization's (NRSRO's) two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard &
Poor's (S&P), Prime-1 or Prime-2 by Moody's Investors Service (Moody's), or
F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories;
currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. The investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940 (1940 Act) and any rules, regulations or interpretations thereunder.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate 10% of the Fund's net assets.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN
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As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

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SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.

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As of July 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Clearing Corp., Glen Allen, VA, owned approximately 1,222,600,715 Shares (26.63%); BHC Securities, Inc.,
Philadelphia, PA, owned approximately 566,207,615 Shares (12.33%); Special custody account for the exclusive benefit of customers of Stern Agee &
Leach, Birmingham, AL, owned approximately 559,224,119 Shares (12.18%); Mesirow
Financial, Inc., Chicago, IL, owned approximately 457,751,070 Shares (9.97%) and
Davenport & Company LLC for the exclusive benefit of customers, Richmond,
VA, owned approximately 378,287,114 Shares (8.24%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

First Clearing Corporation is organized in the state of Delaware and is a subsidiary of Wachovia Securities LLC; organized in the state of North Carolina.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

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FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

John F. Donahue*      Principal Occupations: Chairman         $0              $0
Birth Date: July      and Director or Trustee of the
28, 1924              Federated Fund Complex; Chairman
CHAIRMAN AND          and Director, Federated
DIRECTOR              Investors, Inc.
Began serving: May    ---------------------------------
1989
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: Principal        $0              $0
Donahue*              Executive Officer and President
Birth Date: April     of the Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated Fund
DIRECTOR              Complex; President, Chief
Began serving: May    Executive Officer and Director,
1989                  Federated Investors, Inc.;
                      Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director     $2,693.68        $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
DIRECTOR              Oncologist and Internist,
Began serving: May    University of Pittsburgh Medical
1989                  Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

Thomas G. Bigley      Principal Occupation: Director      $2,963.06        $163,350
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Member of Executive
Began serving:        Committee, Children's Hospital
November 1994         of Pittsburgh; Director,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director     $2,963.06        $163,350
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Grubb &           Investment Properties
Ellis/Investment      Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director      $2,963.06        $163,350
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex.
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Member of the Audit
DIRECTOR              Committee, Michael Baker
Began serving:        Corporation (engineering and
February 1998         energy services worldwide).

                      Previous Position: Partner,
                      Anderson Worldwide SC.

John F. Cunningham    Principal Occupation: Director      $2,693.68        $148,500
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
DIRECTOR              Chairman, President and Chief
Began serving:        Executive Officer, Cunningham
January 1999          & Co., Inc. (strategic
                      business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director      $2,693.68        $148,500
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex.
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
                  Palm Beach, FL of Overseers, Babson College.
DIRECTOR
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director     $2,963.06        $163,350
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
DIRECTOR
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director     $3,232.43        $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Partner, Murray, Hogue &
Duquesne University   Lannis.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director    $2,693.68        $148,500
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR              Coordinator.
Began serving: May
1989                  Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director    $2,693.68        $148,500
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
DIRECTOR              heaters); President and
Began serving:        Director, Manufacturers
January 1999          Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with
Corporation                    Principal Occupation(s) and Previous Position(s)
-----------------------------
Date Service Began
John W. McGonigle              Principal Occupations: Executive Vice President
Birth Date: October 26, 1938   and Secretary of the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT AND   Executive Vice President, Secretary and Director,
SECRETARY                      Federated Investors, Inc.
Began serving: May 1989
                               Previous Positions: Trustee, Federated Investment
                               Management Company and Federated Investment
                               Counseling; Director, Federated Global Investment
                               Management Corp., Federated Services Company and
                               Federated Securities Corp.

Richard J. Thomas              Principal Occupations: Principal Financial
Birth Date: June 17, 1954      Officer and Treasurer of the Federated Fund
TREASURER                      Complex; Senior Vice President, Federated
Began serving: November 1998   Administrative Services.

                               Previous Positions: Vice President, Federated
                               Administrative Services; held various management
                               positions within Funds Financial Services
                               Division of Federated Investors, Inc.

Richard B. Fisher              Principal Occupations: Vice Chairman or Vice
Birth Date: May 17, 1923       President of some of the Funds in the Federated
VICE CHAIRMAN                  Fund Complex; Vice Chairman, Federated Investors,
Began serving: August 2002     Inc.; Chairman, Federated Securities Corp.

                               Previous Positions: President and Director or
                               Trustee of some of the Funds in the Federated
                               Fund Complex; Executive Vice President, Federated
                               Investors, Inc. and Director and Chief Executive
                               Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15,      Principal Occupations:  Deborah A. Cunningham has
1959                           been the Fund's Portfolio Manager since July
CHIEF INVESTMENT OFFICER       1991. Ms. Cunningham was named Chief Investment
Began serving: May 2004        Officer of money market products in 2004 and is a
                               Vice President of the Corporation. She joined
                               Federated in 1981 and has been a Senior Portfolio
                               Manager and a Senior Vice President of the Fund's
                               Adviser since 1997. Ms. Cunningham is a Chartered
                               Financial Analyst and received her M.S.B.A. in
                               Finance from Robert Morris College.

Mary Jo Ochson                 Principal Occupations: Ms. Ochson was named Chief
Birth Date: September 12,      Investment Officer of tax-exempt fixed income
1953                           products in 2004 and is  a Vice President of the
VICE PRESIDENT                 Corporation. She joined Federated in 1982 and has
Began serving: November 1998   been a Senior Portfolio Manager and a Senior Vice
                               President of the Fund's Adviser since 1996.  Ms.
                               Ochson is a Chartered Financial Analyst and
                               received her M.B.A. in Finance from the
                               University of Pittsburgh.

COMMITTEES OF THE BOARD
--------------------------------------------------------------------------------------
                                                                           Meetings
                                                                           Held
                              Committee Functions                          During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,          Five
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the business
                              and conduct of the affairs of the Corporation in
                              such manner as the Executive Committee shall deem
                              to be in the best interests of the Corporation.
                              However, the Executive Committee cannot elect or
                              remove Board members, increase or decrease the
                              number of Directors, elect or remove any Officer,
                              declare dividends, issue shares or recommend to
                              shareholders any action requiring shareholder
                              approval.

Audit     Thomas G. Bigley    The purposes of the Audit Committee are         Nine
          John T. Conroy,     to oversee the accounting and financial
          Jr.                 reporting process of the Fund, the Fund`s
          Nicholas P.         internal control over financial
          Constantakis        reporting, and the quality, integrity and
          Charles F.          independent audit of the Fund`s financial
          Mansfield, Jr.      statements.  The Committee also oversees
                              or assists the Board with the oversight of
                              compliance with legal requirements relating to
                              those matters, approves the engagement and reviews
                              the qualifications, independence and performance
                              of the Fund`s independent registered public
                              accounting firm, acts as a liaison between the
                              independent registered public accounting firm and
                              the Board and reviews the Fund`s internal audit
                              function.

NominatingThomas G. Bigley    The Nominating Committee, whose members         Two
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund 's
                              address appearing on the back cover of this
                              Statement of Additional Information. The
                              recommendation should include the name and address
                              of both the shareholder and the candidate and
                              detailed information concerning the candidate's
                              qualifications and experience. In identifying and
                              evaluating candidates for consideration, the
                              Committee shall consider such factors as it deems
                              appropriate. Those factors will ordinarily
                              include: integrity, intelligence, collegiality,
                              judgment, diversity, skill, business and other
                              experience, qualification as an "Independent
                              Director," the existence of material relationships
                              which may create the appearance of a lack of
                              independence, financial or accounting knowledge
                              and experience, and dedication and willingness to
                              devote the time and attention necessary to fulfill
                              Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                          Aggregate
                                                                    Dollar Range of
                                              Dollar Range of       Shares Owned in
                                                 Shares Owned             Federated
                                                      in Fund             Family of
Interested                                                               Investment
Board Member Name                                                         Companies

John F. Donahue                                      $00.00 -         Over $100,000
                                                     $00.00

J. Christopher Donahue                               $00.00 -         Over $100,000

                                                       $00.00
Lawrence D. Ellis, M.D.                            $1-$10,000         Over $100,000

Independent
Board Member Name

Thomas G. Bigley                                     $00.00 -         Over $100,000
                                                       $00.00

John T. Conroy, Jr.                                  $00.00 -         Over $100,000
                                                       $00.00

Nicholas P. Constantakis                             $00.00 -         Over $100,000
                                                       $00.00

John F. Cunningham                                   $00.00 -         Over $100,000
                                                       $00.00

Peter E. Madden                                      $00.00 -         Over $100,000
                                                       $00.00

Charles F. Mansfield, Jr.                            $00.00 -         Over $100,000
                                                       $00.00

John E. Murray, Jr., J.D., S.J.D.                    $00.00 -         Over $100,000
                                                       $00.00

Marjorie P. Smuts                                    $00.00 -         Over $100,000
                                                       $00.00

John S. Walsh                                        $00.00 -         Over $100,000
                                                       $00.00
--------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                          Average Aggregate Daily
 Maximum Administrative Fee             Net Assets of the Federated Funds
0.150                                   of 1% on the first $5 billion
0.125                                   of 1% on the next $5 billion
0.100                                   of 1% on the next $10 billion
0.075                                   of 1% on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ending May 31, 2005.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31             2005                   2004              2003
2005
Advisory Fee Earned               $17,560,768            $24,167,105        $26,784,579
Advisory Fee Reduction              $409,371               $969,184         $1,095,624
Administrative Fee                 $2,676,261             $3,661,900        $4,028,401
12b-1 Fee                          $3,512,154             $4,833,421            --
Shareholder Services Fee           $8,764,653            $12,083,553            --
--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
May 31, 2005.

Yield and Effective Yield are given for the 7-day period ended May 31, 2005.

                          7-Day Period          1 Year          5 Years       10 Years
Total Return                  N/A                1.08%           1.83%          3.27%
Yield                        2.11%                N/A             N/A            N/A
Effective Yield              2.13%                N/A             N/A            N/A
--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity;
Robert J. Ostrowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax
Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of Prime
Cash Series dated May 31, 2005.


INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

STANDARD & POOR'S LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's
short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

 "High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

PRIME CASH SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg; Factset

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.; Morningstar; NASDAQ; Value Line; Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS


July 31, 2005


A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short- term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem and Exchange Shares 9

Account and Share Information 13

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 79%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 30%
5 Years	 1. 91%
10 Years	3. 22%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 0. 98%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.35%
Shareholder Services Fee [4]	0.25%
Other Expenses [5]	0.28%
Total Annual Fund Operating Expenses	1.38%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator, and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.33%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.05%
2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.43% for the fiscal year ended May 31, 2005.
3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2005.
4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended May 31, 2005.
5 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.28% for the fiscal year ended May 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 141
3 Years	$ 437
5 Years	$ 755
10 Years	$1, 657

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration, and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged; and
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number, and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchange Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency, or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual shareholder report dated May 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte and Touche LLP was the Fund's independent registered public accounting firm for the year ended May 31, 2005.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091		0.0004	0.0051	0.0159	0.0492
Net realized gain on investments	0.0000	[1]	0.0002	0.0006	0.0007	--
TOTAL FROM INVESTMENT OPERATIONS	0.0091		0.0006	0.0057	0.0166	0.0492
Less Distributions:
Distributions from net investment income	(0.0091)		(0.0004)	(0.0051)	(0.0159)	(0.0492)
Distributions from net realized gain on investments	(0.0000	) [1]	(0.0002)	(0.0006)	(0.0007)	--
TOTAL DISTRIBUTIONS	(0.0091)		(0.0006)	(0.0057)	(0.0166)	(0.0492)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.91%		0.06%	0.57%	1.67%	5.03%

Ratios to Average Net Assets:
Expenses	1.05%		1.01%	1.05%	1.03%	1.04%
Net investment income	0.87%		0.04%	0.54%	1.63%	4.91%
Expense waiver/reimbursement [3]	0.08%		0.09%	0.05%	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,537		$341,511	$491,107	$606,949	$977,293

1 Represents less than $0.0001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further Information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5843

Federated
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

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0010801A (7/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

TREASURY CASH SERIES
A Portfolio of Cash Trust Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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JULY 31, 2005

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This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Treasury Cash Series (Fund), dated
July 31, 2005.

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This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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Who Manages and Provides Services
 to the Fund?............................7
How Does the Fund Measure Performance?..15

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation).
The Corporation, an open-end, management investment company was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the state of Maryland on February 1, 1993. The Corporation may offer separate series of
Shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board
monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements
(the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings
(the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

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Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

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Investing in Restricted Securities
The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12b-1 PLAN
As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

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The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.
The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

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SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

 All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.

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As of July 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BHC Securities, Inc., Philadelphia, PA, owned approximately 32,836,669 Shares (12.13%); NFB Investment Services,
Melville, NY, owned approximately 32,301,171 Shares (11.93%); Primevest
Financial Services, Inc., special custody account for the exclusive benefit of customers, Saint Cloud, MN, owned approximately 20,960,082 Shares (7.74%);
Special account for the exclusive benefit of Stern, Agee & Leach,
Birmingham, AL, owned approximately 15,805,467 Shares (5.84%); National Investor
Services Corp. for the exclusive benefit of customers, New York, NY, owned approximately 34,452,531 Shares (12.73%) Pershing for the exclusive benefit of
Federated Money Fund customer accounts, Jersey City, NJ, owned approximately
30,059,276 Shares (11.11%) and First Clearing Corp., Glen Allen, VA, owned approximately 27,085,941 Shares (10.01%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated

investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

John F. Donahue*      Principal Occupations: Chairman         $0              $0
Birth Date: July      and Director or Trustee of the
28, 1924              Federated Fund Complex; Chairman
CHAIRMAN AND          and Director, Federated
DIRECTOR              Investors, Inc.
Began serving: May    ---------------------------------
1989
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: Principal        $0              $0
Donahue*              Executive Officer and President
Birth Date: April     of the Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated Fund
DIRECTOR              Complex; President, Chief
Began serving: May    Executive Officer and Director,
1989                  Federated Investors, Inc.;
                      Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director      $427.78         $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
DIRECTOR              Oncologist and Internist,
Began serving: May    University of Pittsburgh Medical
1989                  Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                             Total
      Address                                             Aggregate      Compensation
Positions Held with   Principal Occupation(s) for Past   Compensation        From
    Corporation        Five Years, Other Directorships    From Fund    Corporation and
 Date Service Began     Held and Previous Position(s)       (past       Federated Fund
                                                         fiscal year)      Complex
                                                                        (past calendar
                                                                            year)

Thomas G. Bigley      Principal Occupation: Director       $470.55         $163,350
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Member of Executive
Began serving:        Committee, Children's Hospital
November 1994         of Pittsburgh; Director,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director      $470.55         $163,350
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Grubb &           Investment Properties
Ellis/Investment      Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director       $470.55         $163,350
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex.
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Member of the Audit
DIRECTOR              Committee, Michael Baker
Began serving:        Corporation (engineering and
February 1998         energy services worldwide).

                      Previous Position: Partner,
                      Anderson Worldwide SC.

John F. Cunningham    Principal Occupation: Director       $427.78         $148,500
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
DIRECTOR              Chairman, President and Chief
Began serving:        Executive Officer, Cunningham
January 1999          & Co., Inc. (strategic
                      business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director       $427.78         $148,500
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex.
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
Palm Beach, FL        of Overseers, Babson College.
DIRECTOR
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director      $470.55         $163,350
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
DIRECTOR
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director      $513.32         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Partner, Murray, Hogue &
Duquesne University   Lannis.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director     $427.78         $148,500
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR              Coordinator.
Began serving: May
1989                  Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director     $427.78         $148,500
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
DIRECTOR              heaters); President and
Began serving:        Director, Manufacturers
January 1999          Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with
Corporation                     Principal Occupation(s) and Previous Position(s)
-----------------------------
Date Service Began
John W. McGonigle               Principal Occupations: Executive Vice President
Birth Date: October 26, 1938    and Secretary of the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT AND    Executive Vice President, Secretary and
SECRETARY                       Director, Federated Investors, Inc.
Began serving: May 1989
                                Previous Positions: Trustee, Federated
                                Investment Management Company and Federated
                                Investment Counseling; Director, Federated
                                Global Investment Management Corp., Federated
                                Services Company and Federated Securities Corp.

Richard J. Thomas               Principal Occupations: Principal Financial
Birth Date: June 17, 1954       Officer and Treasurer of the Federated Fund
TREASURER                       Complex; Senior Vice President, Federated
Began serving: November 1998    Administrative Services.

                                Previous Positions: Vice President, Federated
                                Administrative Services; held various management
                                positions within Funds Financial Services
                                Division of Federated Investors, Inc.

Richard B. Fisher               Principal Occupations: Vice Chairman or Vice
Birth Date: May 17, 1923        President of some of the Funds in the Federated
VICE CHAIRMAN                   Fund Complex; Vice Chairman, Federated
Began serving: August 2002      Investors, Inc.; Chairman, Federated Securities
                                Corp.

                                Previous Positions: President and Director or
                                Trustee of some of the Funds in the Federated
                                Fund Complex; Executive Vice President,
                                Federated Investors, Inc. and Director and Chief
                                Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15,       Principal Occupations:  Deborah A. Cunningham
1959                            has been the Fund's Portfolio Manager since
CHIEF INVESTMENT OFFICER        January 1994. Ms. Cunningham was named Chief
Began serving: May 2004         Investment Officer of money market products in
                                2004 and is a Vice President of the Corporation.
                                She joined Federated in 1981 and has been a
                                Senior Portfolio Manager and a Senior Vice
                                President of the Fund's Adviser since 1997. Ms.
                                Cunningham is a Chartered Financial Analyst and
                                received her M.S.B.A. in Finance from Robert
                                Morris College.

Mary Jo Ochson                  Principal Occupations: Ms. Ochson was named
Birth Date: September 12,       Chief Investment Officer of tax-exempt fixed
1953                            income products in 2004 and is  a Vice President
VICE PRESIDENT                  of the Corporation. She joined Federated in 1982
Began serving: November 1998    and has been a Senior Portfolio Manager and a
                                Senior Vice President of the Fund's Adviser
                                since 1996.  Ms. Ochson is a Chartered Financial
                                Analyst and received her M.B.A. in Finance from
                                the University of Pittsburgh.

COMMITTEES OF THE BOARD
--------------------------------------------------------------------------------------
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board         Committee                                                    Fiscal
Committee      Members                   Committee Functions               Year

Executive John F. Donahue     In between meetings of the full Board,          Five
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the business
                              and conduct of the affairs of the Corporation in
                              such manner as the Executive Committee shall deem
                              to be in the best interests of the Corporation.
                              However, the Executive Committee cannot elect or
                              remove Board members, increase or decrease the
                              number of Directors, elect or remove any Officer,
                              declare dividends, issue shares or recommend to
                              shareholders any action requiring shareholder
                              approval.

Audit     Thomas G. Bigley    The purposes of the Audit Committee are         Nine
          John T. Conroy,     to oversee the accounting and financial
          Jr.                 reporting process of the Fund, the Fund`s
          Nicholas P.         internal control over financial
          Constantakis        reporting, and the quality, integrity and
          Charles F.          independent audit of the Fund`s financial
          Mansfield, Jr.      statements.  The Committee also oversees
                              or assists the Board with the oversight of
                              compliance with legal requirements relating to
                              those matters, approves the engagement and reviews
                              the qualifications, independence and performance
                              of the Fund`s independent registered public
                              accounting firm, acts as a liaison between the
                              independent registered public accounting firm and
                              the Board and reviews the Fund`s internal audit
                              function.

NominatingThomas G. Bigley    The Nominating Committee, whose members         Two
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund 's
                              address appearing on the back cover of this
                              Statement of Additional Information. The
                              recommendation should include the name and address
                              of both the shareholder and the candidate and
                              detailed information concerning the candidate's
                              qualifications and experience. In identifying and
                              evaluating candidates for consideration, the
                              Committee shall consider such factors as it deems
                              appropriate. Those factors will ordinarily
                              include: integrity, intelligence, collegiality,
                              judgment, diversity, skill, business and other
                              experience, qualification as an "Independent
                              Director," the existence of material relationships
                              which may create the appearance of a lack of
                              independence, financial or accounting knowledge
                              and experience, and dedication and willingness to
                              devote the time and attention necessary to fulfill
                              Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                         Aggregate
                                                                   Dollar Range of
                                             Dollar Range of       Shares Owned in
                                                Shares Owned             Federated
                                                     in Fund             Family of
Interested                                                              Investment
Board Member Name                                                        Companies
John F. Donahue                                     $00.00 -         Over $100,000
                                                      $00.00
J. Christopher Donahue                              $00.00 -         Over $100,000
                                                      $00.00
Lawrence D. Ellis, M.D.                           $1-$10,000         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                    $00.00 -         Over $100,000
                                                      $00.00
John T. Conroy, Jr.                                 $00.00 -         Over $100,000
                                                      $00.00
Nicholas P. Constantakis                            $00.00 -         Over $100,000
                                                      $00.00
John F. Cunningham                                  $00.00 -         Over $100,000
                                                      $00.00
Peter E. Madden                                     $00.00 -         Over $100,000
                                                      $00.00
Charles F. Mansfield, Jr.                           $00.00 -         Over $100,000
                                                      $00.00
John E. Murray, Jr., J.D., S.J.D.                   $00.00 -         Over $100,000
                                                      $00.00
Marjorie P. Smuts                                   $00.00 -         Over $100,000
                                                      $00.00
John S. Walsh                                       $00.00 -         Over $100,000
                                                      $00.00
--------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                               Average Aggregate Daily
    Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on
           the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1%
           on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

Ernst & Young LLP has been appointed by the Board as the independent registered public accounting firm to audit the Fund's financial statements for the year ending May 31, 2006. Deloitte & Touche LLP was the Fund's independent registered public accounting firm for the year ending May 31, 2005.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31           2005                2004            2003
Advisory Fee Earned              $1,180,617          $2,009,009      $2,811,400
Advisory Fee Reduction            $164,686            $204,823        $301,049
Administrative Fee                $179,926            $304,312        $422,834
12b-1 Fee                         233,264                --              --
Shareholder Services Fee          577,412                --              --
--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year, ten-year periods ended May
31, 2005.

Yield and Effective Yield are given for the 7-day period ended May 31, 2005.

                        7-Day Period        1 Year         5 Years      10 Years
Total Return                 N/A             0.91%          1.64%        3.08%
Yield                       1.94%             N/A            N/A          N/A
Effective Yield             1.95%             N/A            N/A          N/A
--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity;
Robert J. Ostrowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax
Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of
Treasury Cash Series dated May 31, 2005.


ADDRESSES

TREASURY CASH SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg; Factset

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.; Morningstar; NASDAQ; Value Line; Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


PART C.    OTHER INFORMATION.

Item 23.   Exhibits:

        (a)     (i)     Conformed copy of Articles of Incorporation of the
                        Registrant. (7)
        (b)     (i)     Copy of By-Laws of the Registrant; (9) (ii) Copy of
                        Amendment No. 1 to By-Laws of the Registrant; (10)
                (iii)   Copy of Amendment No. 2 to By-Laws of the Registrant; (10)
                (iv)    Copy of Amendment No. 3 to By-Laws of the Registrant; (10)
                (v)     Copy of Amendment No. 4 to By-Laws of the Registrant; (14)
                (vi)    Copy of Amendment No. 5 to By-Laws of the Registrant; (15)
                (vii)   Copy of Amendment No. 6 to By-Laws of the Registrant; +
        (c)             Not applicable.
        (d)     (i)     Conformed copy of Investment Advisory Contract
                        including Exhibits A, B, C and D of the Registrant; (7)
                (ii)    Conformed copy of Amendment to Investment Advisory
                        Contract of the Registrant. (13)
        (e)     (i)     Conformed copy of Distributor's Contract including
                        Exhibits A, B, C, and D of the registrant; (10)
                (ii)    Conformed copy of Amendment dated June 1, 2001 to
                        Distributor's Contract of the Registrant; (13)
                (iii)   Conformed copy of Amendment dated October 1, 2003 to
                        Distributor's Contract of the Registrant; (15)
                (iv)    The Registrant hereby incorporates the conformed copy
                        of the specimen Mutual Funds Sales and Service
                        Agreement; Mutual Funds Service Agreement; and Plan
                        Trustee/Mutual Funds Service Agreement from Item
                        24(b)(6) of the Cash Trust Series II Registration
                        Statement on Form N-1A, filed with the Commission on
                        July 24, 1995. (File Nos. 33-38550 and 811-6269).
        (f)             Not applicable.
        (g)     (i)     Conformed copy of Custodian Contract of the Registrant; (10)
                (ii)    Conformed copy of Custodian Fee Schedule; (10)
                (iii)   Conformed copy of Amendment to Custodian Contract of
                        the Registrant. (14)
        (h)     (i)     The Registrant hereby incorporates by reference the
                        conformed copy of the Agreement for Administrative
                        Services with Exhibit 1 and Amendments 1 and 2
                        attached, between Federated Administrative Services
                        and the Registrant from Item 23(h)(iv) of the
                        Federated Total Return Series, Inc. Registration
                        Statement on Form N-1A, filed with the Commission on
                        November 29, 2004. (File Nos. 33-50773 and 811-7115);
                (ii)    Conformed copy of Amendment No. 3 to Agreement for
                        Administrative Services between Federated
                        Administrative Services and the Registrant dated
                        June 1, 2005; +
                (iii)   The Registrant hereby incorporates the conformed
                        copy of Transfer Agency and Service Agreement
                        between the Federated Funds and State Street Bank
                        and Trust Company from Item 23(h)(ix)of the
                        Federated Total Return Government Bond Fund
                        Registration Statement on Form N-1A, filed with
                        the Commission on April 28, 2005. (File Nos.
                        33-60411 and 811-07309);
                (iv)    Conformed copy of the Second Amended and Restated
                        Services Agreement, with Attached Schedule 1
                        revised 6/30/04. (15)
                (v)     Conformed copy of the Financial Administration and
                        Accounting Services Agreement, with attached
                        Exhibit A revised 6/30/04. (15)
                (vi)    The responses described in Item 23(e)(iv) are
                        hereby incorporated by reference.
        (i)             Conformed copy of Opinion and Consent of Counsel
                        as to legality of shares being registered. (3)
        (j)             Conformed copy of Consent of Independent
                        Registered Public Accounting Firm; +
        (k)             Not applicable.
        (l)             Conformed copy of Initial Capital Understanding.(2) (m)
                (i)     Conformed copy of Amended and Restated Distribution
                        Plan including Exhibit A of the Registrant; (15)
                (ii)    The responses described in Item 23(e)(iv) are hereby
                        incorporated by reference.
        (n)             Not applicable.
        (o)     (i)     Conformed copy of Power of Attorney of Registrant; (12)
                (ii)    Conformed copy of Power of Attorney of Chief
                        Investment Officer of the Registrant;(12)
                (iii)   Conformed copy of Power of Attorney of the President
                        and Vice Chairman of the Registrant. (14)
        (p)             The Registrant hereby incorporates the conformed copy
                        of the Federated Investors, Inc. Code of Ethics for
                        Access Persons, effective January 1, 2005, from
                        Itemc 23(p) of Money Market Obligations Trust Registration
                        Statement on Form N-1A filed with the Commission on
                        February 25, 2005. (File Nos. 33-31602 and 811-5950).

+ Exhibits have been filed electronically

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed July 13, 1989 (File Nos. 33-29838 and
      811-5843).
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed August 14, 1989 (File Nos. 33-29838 and
      811-5843).
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 6, 1989 (File Nos. 33-29838 and 811-5843).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed September 23, 1993 (File Nos. 33-29838 and 811-5843).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed September 29, 1994 (File Nos. 33-29838 and 811-5843).
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 filed September 27, 1995 (File Nos. 33-29838 and
      811-5843).
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 18 filed September 28, 1998 (File Nos. 33-29838 and
      811-5843).
12.   Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 21 on Form N-1A filed September 28, 2000. (File Nos.
      33-29838 and 811-5843).
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed July 25, 2002. (File Nos. 33-29838 and
      811-5843).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed July 29, 2003. (File Nos. 33-29838 and
      811-5843).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed July 29, 2004 (File Nos. 33-29838 and
      811-5843).

Item 24. Persons Controlled by or Under Common Control with Registrant:

           None

Item 25.   Indemnification:  (1)
           ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

     For a description of the other business of the investment adviser,  see the section entitled "Who Manages the Fund?" in Part A. The  affiliations  with the  Registrant  of two of the  Trustees  and  two of the  Officers  of the
     investment  adviser are included in Part B of this  Registration  Statement under "Who  Manages  and  Provides  Services  to the  Fund?" The  remaining
     Trustees of the investment  adviser and, in  parentheses,  their  principal occupations  are: Thomas R. Donahue,  (Chief Financial  Officer,  Federated
     Investors,  Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm, Mark D. Olson & Company,  L.L.C. and
     Partner,  Wilson,  Halbrook & Bayard,  P.A.), 800 Delaware Avenue, P.O.
     Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Gene Neavin
                                                Bob Nolte
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
     Federated  Investors Tower, 1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
     15222-3779.  These  individuals  are also  officers  of a  majority  of the investment  advisers to the  investment  companies  in the  Federated  Fund
     Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series,  Inc.; Cash Trust Series II;  Federated  Adjustable Rate
     Securities Fund;  Federated  American  Leaders Fund,  Inc.;  Federated Core
     Trust;  Federated Core Trust II, L.P.;  Federated  Equity Funds;  Federated
     Equity  Income  Fund,  Inc.;  Federated  Fixed  Income  Securities,   Inc.;
     Federated  GNMA  Trust;  Federated  Government  Income  Securities,   Inc.;
     Federated  High  Income Bond Fund,  Inc.;  Federated  High Yield  Municipal
     Income Fund; Federated High Yield Trust; Federated Income Securities Trust;
     Federated  Income Trust;  Federated  Index Trust;  Federated  Institutional
     Trust; Federated Insurance Series;  Federated Intermediate Government Fund,
     Inc. Federated  International  Series,  Inc.;  Federated  Investment Series
     Funds, Inc.; Federated Managed Allocation  Portfolios;  Federated Municipal
     High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.;
     Federated Municipal Securities Income Trust; Federated Premier Intermediate
     Municipal Income Fund;  Federated Premier Municipal Income Fund;  Federated
     Short-Term Municipal Trust;  Federated Stock and Bond Fund, Inc.; Federated
     Stock Trust;  Federated Total Return Government Bond Fund;  Federated Total
     Return Series,  Inc.;  Federated U.S. Government Bond Fund;  Federated U.S.
     Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
     Fund: 2-5 Years;  Federated World  Investment  Series,  Inc.;  Intermediate
     Municipal   Trust;   Edward  Jones  Money  Market  Fund  and  Money  Market
     Obligations Trust.

         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice Chairman

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                                Robert W. Bauman
                              Charles L. Davis, Jr.
                                 Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

                                          (Notices should be sent to the Agent
                                          for Service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

State Street Bank and
Trust Company ("Custodian,
Transfer Agent and Dividend               P.O. Box 8600
Disbursing Agent")                        Boston, MA  02266-8600

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management
Company("Adviser")                        Federated Investors Tower 1001 Liberty
                                          Avenue Pittsburgh, PA 15222-3779

Item 29.   Management Services:  Not applicable.
           -------------------

Item 30.   Undertakings:
           ------------

           Registrant hereby undertakes to comply with the provisions of Section
16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company  Act of 1940,  the  Registrant,  CASH  TRUST  SERIES,  INC.,
certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
27th day of July, 2005.

                             CASH TRUST SERIES, INC.
                        BY: /s/ Nelson Winter
                       Nelson Winter, Assistant Secretary
                        July 27, 2005

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                DATE

By:   /s/ Nelson Winter
      Nelson Winter                    Attorney In Fact     July 27, 2005
      ASSISTANT SECRETARY              For the Persons
                                       Listed Below

      NAME                             TITLE

John F. Donahue*                       Chairman and Director

Richard B. Fisher*                     Vice Chairman

J.                                     Christopher Donahue* President and
                                       Director (Principal Executive Officer)

Richard J. Thomas*                     Treasurer
                                       (Principal Financial Officer)

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

Nicholas P. Constantakis*              Director

John F. Cunningham*                    Director

Lawrence D. Ellis, M.D.*               Director

Peter E. Madden*                       Director

Charles F. Mansfield, Jr.*             Director

John E. Murray, Jr., J.D., S.J.D.*     Director

Marjorie P. Smuts*                     Director

John S. Walsh*                         Director

*  By Power of Attorney